Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI MONEY MARKET FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 27, 2017
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2017